SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

Three Months
Ended March 31,
2021
Class A Common Stock
Numerator: Earnings allocable to Class A Common Stock
Interest Income	$50,175
Less: Income and Franchise Tax	(50,000)
Net Earnings	$175
Denominator: Weighted Average Class A Common Stock
Class A Common Stock, Basic and Diluted	33,421,570
Earnings/Basic and Diluted Class A Common Stock	$0.00

Class B Common Stock
Numerator: Net Income minus Net Earnings
Net Income	$7,282,560
Less: Net Earnings allocable to Class A Common Stock	(175)
Net Income	$7,282,385
Denominator: Weighted Average Class B Common Stock
Class B Common Stock, Basic and Diluted	8,355,392
Income/Basic and Diluted Class B Common Stock	$0.87

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the
Period From
May 29, 2020
(inception)
Through
December 31,
2020
Class A Common Stock
Numerator: Earnings allocable to Class A Common Stock
Interest Income	$105,431
Income and Franchise Tax	(105,431)
Net Earnings	$—
Denominator: Weighted Average Class A Common Stock
Class A Common Stock, Basic and Diluted	33,421,570
Earnings/Basic and Diluted Class A Common Stock	$0.00

Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net Loss	$(17,900,526)
Net Earnings allocable to Class A Common Stock	—
Net Loss	$(17,900,526)
Denominator: Weighted Average Class B Common Stock
Class B Common Stock, Basic and Diluted	7,969,220
Loss/Basic and Diluted Class B Common Stock	$(2.25)